Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2023
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 19:- SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2023	2022	2021

Total costs	$69,993	$64,753	$61,924
Less - capitalized software development costs	(6,518)	(6,097)	(7,911)

Research and development expenses, net	$63,475	$58,656	$54,013

b.	Financial expense, net

	Year ended December 31,
	2023	2022	2021

Interest expenses (income), net	$(2,945)	$1,427	$2,907
Exchange rate loss (gain), net	1,364	(360)	342
PPP loan forgiveness *)	-	(1,465)	-
Derivatives loss (gains), net	2,991	1,193	(3,338)
Bank charges and other	340	146	291

Financial expense, net	$1,750	$941	$202

*)	The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. On April 22, 2020, Delphi Technology Inc. (“Delphi”), an American entity acquired on July 27, 2020, applied for such aid in the form of U.S. Small Business Administration’s Paycheck Protection Program (“PPP Loan”) in the amount of $1,546. In October 2022, the U.S. Small Business Administration approved a loan forgiveness in the amount of $1,465 which recorded as a financial income.